TRADE AND OTHER RECEIVABLES (Details Narrative)	6 Months Ended
Jun. 30, 2026
IfrsStatementLineItems [Line Items]
Percentage of a pre-defined amount of capital investments	22.50%
Corporacion Minerade Bolivia [member]
IfrsStatementLineItems [Line Items]
Percentage of held ownership interest interest	55.00%